                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                   VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND

                    SUPPLEMENT DATED FEBRUARY 5, 2003 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                      PROSPECTUS DATED DECEMBER 30, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--GENERAL--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Large Cap Growth team. The team is made up of established investment professionals. Current members of the team include William S. Auslander, a Managing Director of the Subadviser, and Jeffrey Alvino, an Executive Director of the Subadviser. The composition of the team may change without notice from time to time.

    (2) Effective March 1, 2003, in all instances the transfer agent's mailing address is changed to:

        Van Kampen Investor Services Inc.
        PO Box 947
        Jersey City, NJ 07303-0947

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  TMEG SPT 02/03
                                                                      71 171 271

                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                   VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND

                    SUPPLEMENT DATED FEBRUARY 5, 2003 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Statement of Additional Information is hereby supplemented as follows:

    (1) In the section entitled "GENERAL INFORMATION," the third sentence in the second paragraph is hereby deleted and replaced with the following:

    The principal office of Van Kampen Investor Services Inc. is located at Harborside Financial Center, Plaza 2, Jersey City, NJ 07303-0947.

    (2) Effective March 1, 2003, in all instances the transfer agent's mailing address is changed to:

        Van Kampen Investor Services Inc.
        PO Box 947
        Jersey City, NJ 07303-0947

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                              TMEG SPT SAI 02/03